Analysis of cash flows (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Analysis of Cash Flows

The following tables analyse the items included within the main cash flow headings on page F-11.

Net cash from operating activities:

	2017 £m	2016 £m	2015 £m
Profit for the year	1,912.3	1,501.6	1,245.1
Taxation	197.0	388.9	247.5
Revaluation of financial instruments	(262.2)	48.3	34.7
Finance costs	269.8	254.5	224.1
Finance income	(95.2)	(80.4)	(72.4)
Share of results of associates	(113.5)	(49.8)	(47.0)
Adjustments for:
Non-cash share-based incentive plans (including share options)	105.0	106.5	99.0
Depreciation of property, plant and equipment	230.7	220.8	194.7
Impairment of goodwill	27.1	27.0	15.1
Amortisation and impairment of acquired intangible assets	195.1	168.4	140.1
Amortisation of other intangible assets	36.3	38.6	33.7
Investment write-downs	95.9	86.1	78.7
Gains on disposal of investments and subsidiaries	(129.0)	(44.3)	(131.0)
Losses/(gains) on remeasurement of equity interests arising from a change in scope of ownership	0.3	(232.4)	(165.0)
Losses on sale of property, plant and equipment	1.1	0.8	1.1
(Increase)/decrease in inventories and work in progress	(44.6)	(16.7)	7.8
Increase in trade receivables and accrued income	(45.8)	(53.7)	(882.7)
(Decrease)/increase in trade payables and deferred income	(170.8)	188.7	713.4
(Increase)/decrease in other receivables	(110.6)	77.4	(39.0)
(Decrease)/increase in other payables – short term	(122.8)	(303.7)	74.5
Increase in other payables – long-term	20.1	4.5	24.2
Decrease in provisions	(57.3)	(47.8)	(62.3)
Corporation and overseas tax paid	(424.7)	(414.2)	(301.2)
Interest and similar charges paid	(246.6)	(242.1)	(212.0)
Interest received	76.9	73.9	61.3
Investment income	16.8	12.5	4.9
Dividends from associates	46.8	60.4	72.6
Net cash inflow from operating activities	1,408.1	1,773.8	1,359.9

Acquisitions and disposals:

	2017 £m	2016 £m	2015 £m
Initial cash consideration	(214.8)	(424.1)	(463.5)
Cash and cash equivalents acquired (net)	28.9	57.3	57.7
Earnout payments	(199.1)	(92.3)	(43.9)
Purchase of other investments (including associates)	(92.5)	(260.2)	(283.2)
Proceeds on disposal of investments and subsidiaries	296.0	80.5	63.4
Acquisitions and disposals	(181.5)	(638.8)	(669.5)
Cash consideration for non-controlling interests	(47.3)	(58.3)	(23.6)
Net cash outflow	(228.8)	(697.1)	(693.1)

Share repurchases and buy-backs:
	2017 £m	2016 £m	2015 £m
Purchase of own shares by ESOP Trusts	(214.6)	(152.9)	(181.6)
Shares purchased into treasury	(289.6)	(274.5)	(406.0)
Net cash outflow	(504.2)	(427.4)	(587.6)

Net increase/(decrease) in borrowings:
Proceeds from issue of €250 million bonds	214.0	–	–
Repayment of £400 million bonds	(400.0)	–	–
Proceeds from issue of £400 million bonds	–	400.0	–
Repayment of €498 million bonds	–	(392.1)	–
Proceeds from issues of €600 million bonds	–	–	858.7
Repayment of €500 million bonds	–	–	(481.9)
Premium on exchange of €252 million bonds	–	–	(13.7)
Increase/(decrease) in drawings on bank loans	785.6	(30.4)	128.9
Net cash inflow/(outflow)	599.6	(22.5)	492.0

Cash and cash equivalents:
	2017 £m	2016 £m	2015 £m
Cash at bank and in hand	2,049.6	2,256.2	2,227.8
Short-term bank deposits	341.8	180.7	154.6
Overdrafts[1]	(393.2)	(534.3)	(435.8)
	1,998.2	1,902.6	1,946.6

Note

[1]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.